FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CURRENCY EXPOSURES

The Group’s currency exposures to the USD and EUR at the reporting date were as follows:

	As of December 31,2025
	USD	SGD	IDR	GBP	ZAR	NZD
Financial assets
Trade receivables	$456,069	$254	$319,973	$372,839	$(26,148)	$-
Cash and cash equivalents	$1,137,666	$58,826	$124,187	$183,572	$895,122	$23,614
Total financial assets	$1,593,735	$59,081	$444,160	$556,411	$868,974	$23,614

Financial liabilities
Trade payables	$3,533,597	$2,357	$246,397	$256,912	$204,556	$10,092
Other payables	$7,303,789	$236,258	$665,238	$342,807	$1,843,373	$182,239
Total financial liabilities	$10,837,386	$238,615	$911,636	$599,719	$2,047,930	$192,331
Net financial assets / (liabilities)	$(9,243,651)	$(179,534)	$(467,476)	$(43,308)	$(1,178,955)	$(168,717)

	As of December 31,2024
	USD	SGD	IDR	GBP	ZAR	NZD
Financial assets
Trade receivables	$1,073,085	-	-	431,400	148,753	-
Cash and cash equivalents	$1,474,664	$1,758	$-	$110,912	$8,929	$18,670
Total financial assets	$2,547,749	$1,758	$-	$542,312	$157,682	$18,670

Financial liabilities
Trade payables	$3,027,751	$-	$-	$131,357	$116,053	$10,334
Other payables	$5,013,737	$-	$-	$347,664	$577,580	$129,040
Total financial liabilities	$8,041,488	$-	$-	$479,021	$693,633	$139,374
Net financial assets / (liabilities)	$(5,493,739)	$-	$-	$63,291	$(535,951)	$(120,704)

SCHEDULE OF FOREIGN CURRENCIES DENOMINATED BALANCES

Profit or loss (after tax)

	As of December 31,2025
Currency	Net Exposure (USD)	10% Strengthen	10% Weaken	Sensitivity %
SGD	1,758	$176	(176)	10%
IDR	-	-	-	10%
GBP	63,291	6,329	(6,329)	10%
ZAR	(535,951)	(53,595)	53,595	10%)
NZD	(120,704)	(12,070)	12,070	10%
Total Impact	(591,606)	$(59,161)	59,161

	As of December 31,2024
	Net Exposure (USD)	10% Strengthen	10% Weaken	Sensitivity %
SGD	(179,534)	$(17,953)	17,953	10%
IDR	(467,476)	(46,748)	46,748	10%
GBP	(43,308)	(4,331)	4,331	10%
ZAR	(1,178,955)	(117,896)	117,896	10%)
NZD	(168,717)	(16,872)	16,872	10%
Total Impact	(2,037,990)	$(203,799)	203,799

SCHEDULE OF CONTRACTUAL MATURITY

	Carrying amount	Total contractual undiscounted cash flow	Less than 1 year	Over 1 year and less than 5 years
Due to related parties	$16,731,731	16,731,731	7,009,162	9,722,569
Trade payable	4,253,912	4,253,912	4,253,912	4,253,912
Accrued expenses and other liabilities	3,564,543	3,564,543	3,564,543	3,564,543
Loans payable	7,967,276	8,577,774	8,577,774	-
Operating lease liability	2,300,336	2,300,336	234,169	2,066,167
Short term debt	25,000	25,000	25,000	-
Total	$34,842,798	$35,453,296	$23,664,560	$19,607,191

2024

	Carrying amount	Total contractual undiscounted cash flow	Less than 1 year	Over 1 year and less than 5 years
Due to related parties	$4,002,880	4,002,880	4,001,091	1,789
Trade payable	3,285,495	3,285,495	3,285,495	3,285,495
Accrued expenses and other liabilities	2,066,930	2,066,930	2,066,930	2,066,930
Loans payable	10,263,804	10,263,804	229,815	10,033,989
Short term debt	40,000	40,000	40,000	-
Total	$19,659,109	$19,659,109	$9,623,331	$15,388,203